Acquisitions - Narrative (Details) - USD ($) $ in Thousands	Mar. 26, 2021	Oct. 12, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Loans held for sale, at fair value			$ 173,984	$ 158,156	$ 118,397	$ 142,226	$ 98,409
FoA Equity
Business Acquisition [Line Items]
Economic interest held by public investors (in percent)		31.30%
Economic interest held by pre-transaction equity owners (in percent)		68.70%
Total consideration transferred		$ 756,303
Renovate America, Inc.
Business Acquisition [Line Items]
Total consideration transferred	$ 43,500
Loans held for sale, at fair value				$ 36,600